Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	GOODWILL

(in millions)	2019	2018
Balance, beginning of year	$12,530	$11,644
Acquisition of distribution systems by FortisAlberta	1	—
Foreign currency translation impacts (1)	(527)	886
Balance, end of year	$12,004	$12,530

(1)	Relates to the translation of goodwill associated with the acquisitions of ITC, UNS Energy, Central Hudson, Caribbean Utilities and FortisTCI, whose functional currency is the US dollar

No goodwill impairment was recognized by the Corporation in 2019 or 2018.